Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Property and equipment
Property and equipment, gross	$ 26,842		$ 24,874	$ 16,841
Accumulated depreciation and amortization	(12,804)		(11,749)	(8,255)
Property and equipment, net	14,038		13,125	8,586
Depreciation expense	1,148	786	4,061	2,504	1,897
Office equipment
Property and equipment
Property and equipment, gross	1,631		1,449	1,350
Computer equipment
Property and equipment
Property and equipment, gross	9,310		7,726	4,665
Furniture and fixtures
Property and equipment
Property and equipment, gross	2,357		2,317	1,433
Automobiles
Property and equipment
Property and equipment, gross				36
Software
Property and equipment
Property and equipment, gross	4,978		4,963	3,791
Leasehold improvements
Property and equipment
Property and equipment, gross	6,106		6,059	3,917
Time clocks rented by clients
Property and equipment
Property and equipment, gross	2,460		2,360	1,649
Property and equipment
Property and equipment
Impairments to property and equipment			$ 0